Related party transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11. Related party transactions

Income (expense) from related parties

The Partnership has several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Höegh LNG and its subsidiaries provide general and corporate management services to the Partnership. Subsidiaries of Höegh LNG provide technical ship management and /or other similar services for the
PGN FSRU Lampung
, the
Höegh Gallant
and the
Höegh Grace
.

Amounts included in the consolidated statements of income for the three and six months ended June 30, 2018 and 2017 or capitalized in the consolidated balance sheets as of June 30, 2018 and December 31, 2017 are as follows:

	Three months ended		Six months ended
Statement of income:	June 30,		June 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Revenues
Time charter revenue Höegh Gallant (1)	$12,320	11,232	23,145	$23,146
Operating expenses
Vessel operating expenses (2)	(4,612)	(5,147)	(9,674)	(10,543)
Hours, travel expense and overhead (3) and Board of Directors' fees (4)	(710)	(648)	(1,719)	(1,678)
Interest income from joint ventures (5)	63	102	134	230
Interest expense and commitment fees to Höegh LNG (6)	(843)	(1,137)	(1,641)	(2,206)
Total	$6,218	4,402	10,245	$8,949

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Equity
Cash contribution from Höegh LNG (7)	$—	$2,075
Cash distribution to Höegh LNG (7)	—	(1,534)
Issuance of units for Board of Directors' fees (4)	160	189
Other and contribution from owner (8)	163	632
Total	$323	$1,362

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant .
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours, travel expenses and overhead:
Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
4)
Board of Directors’ fees
: Effective June 6, 2018 a total of 11,050
common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195
for part of the directors’ fees. As of June 30, 2018, a total of 8,840 units were issued under the award for compensation of $160. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189
for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)
Interest income from joint ventures:
The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)
Interest expense and commitment fees to Höegh LNG and affiliates
: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurred a commitment fee on the undrawn balance until January 29, 2018 and interest expense on the drawn balance. A seller’s credit note to finance part of the
Höegh Gallant
acquisition incurred interest expense until it was repaid in October 2017.

7)
Cash contribution from/ distribution to Höegh LNG:
 As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification payments from the Partnership which were recorded as contributions or distributions to equity.

8)
Other and contribution from owner:
Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016 the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.

Acquisition from Höegh LNG:
Effective January 1, 2017 and December 1, 2017, the Partnership acquired a 51% and a 49% interest in the
Höegh Grace
entities from Höegh LNG. The Partnership’s Board of Directors (the “Board”) and the Conflicts Committee of the Board (the “Conflicts Committee”) approved the purchase price for the acquisition. The Conflicts Committee retained financial advisors to assist with its evaluation of the transaction.

Dividends to Höegh LNG:
The Partnership has declared and paid quarterly distributions to Höegh LNG totaling $14.0 million and $13.3 million for each of the six months ended June 30, 2018 and 2017, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due from affiliates	$4,235	$4,286

Amounts due from affiliates principally relate to receivables for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the
Höegh Gallant
time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due to owners and affiliates	$559	$1,417

Amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG. The balance does not bear interest.

Revolving credit facility due to owners and affiliates:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Revolving credit facility due to owners and affiliates	$45,292	$51,832

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and any outstanding balance is due January 1, 2020. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee was due to Höegh LNG on the undrawn balance. On January 29, 2018, the Partnership and Höegh LNG amended the revolving credit facility eliminating the requirement to pay a commitment fee on the undrawn balance of the facility.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement, Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;

3.
in the event that the Partnership does not receive hire rate payments under the
PGN FSRU Lampung
time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the
PGN FSRU Lampung
or (ii) the termination of such time charter; The Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN in 2014;

4.
with respect to any obligation to pay liquidated damages to PGN under the
PGN FSRU Lampung
time charter for failure to deliver the
PGN FSRU Lampung
by the scheduled delivery date set forth in the
PGN FSRU Lampung
time charter;

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the
PGN FSRU Lampung
project (including the construction of the Mooring) occurring prior to the date of acceptance of the
PGN FSRU Lampung
pursuant to the time charter; and

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the
PGN FSRU Lampung
and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the
PGN FSRU Lampung
and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the
PGN FSRU Lampung
time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings.

No indemnification claims were filed or received for the three and six months ended June 30, 2018, respectively. The Partnership received payments for filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax and other non-budgeted expenses) of approximately $0.3 million, $0.5 million and $1.6 million in the three and six months ended June 30, 2017 and the year ended December 31, 2017, respectively, which were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer. For the year ended December 31, 2017, the Partnership refunded to Höegh LNG approximately $2.5 million related to previously recognized revenue that was deemed reimbursable in 2017 and an additional cost recovery of $1.5 million, which was recorded as a cash distribution to equity. In the third quarter of 2018, insurance proceeds of approximately $1.1 million were received related to repairs under the warranty for the mooring. The Partnership had been indemnified by Höegh LNG for all warranty provisions at the time the costs were incurred and expects to repay the amount recovered by insurance in the third quarter of 2018.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of Höegh LNG FSRU III Ltd., the entity that indirectly owns the
Höegh Gallant,
Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;

3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;

4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;

5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and

6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the Höegh Gallant under certain circumstances.

No indemnification claims were filed or received for the three or six months ended June 30, 2018. During the three and six months ended June 30, 2017, the Partnership received indemnification payments with respect to losses incurred in connection with the commencement of services under the time charter with EgyptCo due to technical issues of $0.3 million and $0.5 million, respectively, which were recorded as a contribution to equity. The Partnership received payments for filed claims of $0.5 million for the year ended December 31, 2017. Refer to note 14.

Under the contribution, purchase and sale agreement entered into with respect to the acquisition of the 51% and 49% ownership interests in the
Höegh Grace
entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date;

3.
any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer;

4.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the Höegh Grace charter with SPEC; and

5.
any losses suffered or incurred in relation to the performance guarantee the Partnership provided with respect to the
Höegh Grace
charter, up to Höegh LNG’s pro rata share of such losses, based on its remaining ownership interest in Höegh LNG Colombia Holding Ltd. This provision is not applicable after December 1, 2017, when the Partnership acquired the remaining 49% interest in the
Höegh Grace
entities.

On September 27, 2017, the Partnership entered into an indemnification agreement with Höegh LNG with respect to the boil-off claims under the
Neptune
and
GDF Suez Cape Ann
time charters, pursuant to which Höegh LNG will, among other things, indemnify the Partnership for its share of any losses and expenses related to or arising from the failure of either
Neptune
or
GDF Suez Cape Ann
to meet the performance standards related to the daily boil-off of LNG under their respective time charters (including any cash impact that may result from any settlement with respect to such claims, including any reduction in the hire rate under either time charter.) Refer to note 14.